SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

Employee Equity Incentive Plan

The Company has granted Share-Based Awards to employees of the Company pursuant to its Fourth Amended and Restated 2007 Equity Incentive Plan (the “2007 Plan”) and the 2016 Equity Incentive Plan (the “2016 Plan,” and together with the 2007 Plan, the “Plans”).

On February 7, 2007, the Company’s Board adopted the 2007 Plan, which superseded the previous 2001 Employee Share Option Plan, and subsequently amended the 2007 Plan on October 11, 2007, October 14, 2008, November 10, 2011, February 10, 2012, and July 24, 2013. The 2016 Plan was approved at the 2016 annual general meeting of shareholders on May 27, 2016 and replaced the 2007 Plan.  However, there remain unexercised grants under the 2007 Plan. A share option issued under the Plans entitles the holder to purchase an ordinary share at a specified exercise price. SARs issued under the Plans entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. RSUs awarded under the Plans entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. The holders of RSUs have no rights to dividends or dividends equivalent. The 2016 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to SARs, to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 20% of the issued share capital of the Company.

Under the Plans, the award exercise or measurement price per share is set at the “fair market value” and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company’s Board. For purposes of the Plans, “fair market value” means (A) at any time when the Company’s shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs, the closing price per Class A Share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of Options and Share Appreciation Rights, the average closing price per Class A Share (as adjusted to account for the ratio of Class A Shares to such depositary shares, if necessary) on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the Plans generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause within three months following the consummation of a change of control under 2007 Plan and nine months under 2016 Plan, the Share Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share-Based Award granted under the Plans may not exceed ten years. The 2016 Plan expires at midnight on May 27, 2026. After its expiration, no further grants can be made under the 2016 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

The Company estimates the fair value of share options and SARs using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made under the 2016 Plan in the years ended December 31, 2018 and 2019 were as follows:

	2018	2019
Dividend yield	—	—
Expected annual volatility	39.0%	39.4-41.1%
Risk-free interest rate	2.72-2.90%	1.64-1.88%
Expected life of the awards (years)	7.07-7.11	5.91-6.05
Weighted-average grant date fair value of awards (per share)	$14.62	$15.97

No SARs grants were made for the years ended December 31, 2017, 2018 and 2019.

The Company used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

●	Expected volatility. For 2018 and 2019 grants, the Company used historical volatility of the Company’s own shares.
●	Expected term. The expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. The Company did not declare any dividends with respect to 2017, 2018 or 2019. Currently, the Company does not have any plans to pay dividends in the near term. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the years ended December 31, 2018 and 2019.
●	Fair value of ordinary shares. The Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.
●	Risk-free interest rate. The Company used the risk-free interest rates based on the U.S. Treasury yield curve in effect at the grant date.

The following table summarizes awards activity for the Company:

	Options		SARs		RSUs
		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2018	3,601,433	$34.51	154,994	$32.44	13,865,414	—
Granted	1,068,554	36.62	—	—	5,293,636	—
Exercised	(410,145)	5.86	(28,500)	31.22	(5,218,733)	—
Forfeited	—	—	—	—	(638,743)	—
Cancelled	(945,000)	40.00	(394)	20.99	(500,342)	—
Outstanding as of December 31, 2019	3,314,842	$37.17	126,100	$32.75	12,801,232	—

The following table summarizes information about outstanding and exercisable awards as of December 31, 2019:

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$4.16	Option	48,438	0.47	$1.9	48,438	0.47	$1.9
$8.77	Option	128,850	0.89	4.5	128,850	0.89	4.5
$36.62	Option	1,068,554	9.59	7.3	—	—	—
$40.00	Option	2,069,000	8.09	7.2	1,339,000	8.02	4.6
Total Options		3,314,842	8.18	20.9	1,516,288	7.17	11.0
$20.99	SARs	1,100	1.91	—	1,100	1.91	—
$32.85	SARs	125,000	3.56	1.4	125,000	3.56	1.4
Total SARs		126,100	3.55	1.4	126,100	3.55	1.4
Total RSUs	RSU	12,801,232	8.38	556.7	3,565,653	7.22	155.1
Total Options, SARs, RSUs		16,242,174	8.30	$579.0	5,208,041	7.12	$167.5

The following table summarizes information about non-vested share awards:

	Options		RSUs
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2018	2,386,500	$13.17	8,567,331	$28.68
Granted	1,068,554	15.97	5,293,636	35.69
Vested	(711,500)	13.41	(3,486,303)	27.13
Forfeited	—	—	(638,743)	31.11
Cancelled	(945,000)	11.86	(500,342)	30.10
Non-vested as of December 31, 2019	1,798,554	$15.43	9,235,579	$32.92

In February 2018, the Company settled its liability in respect of contingent consideration related to the number of qualifying taxi trips following the RosTaxi acquisition in January 2015 by issuing 259,560 of its RSUs equivalent to RUB 500. These RSUs have the same vesting provisions as Share-Based Awards granted under the 2016 Plan. As of December 31, 2018, these RSUs are fully vested and exercisable.

As of December 31, 2019, there was RUB 21,435 ($271.8) of unamortized share-based compensation expense related to unvested share options and RSUs which is expected to be recognized over a weighted average period of 2.86 years.

In February 2019, the Company granted share-based awards (“Synthetic Options”) to the employees of the Zen and Geolocation Services operating segments, respectively, which entitle the participants to receive Synthetic Shares, which represent the participant’s right to a Payout Amount (the value of Synthetic Shares) related to the appreciation in value of vested Synthetic Shares. The Company estimates the fair value of Synthetic Options using the Monte-Carlo pricing model.

The Company recognized share-based compensation expense in respect of such Synthetic Options in the amount of RUB 907 ($11.5) for the year ended December 31, 2019. As of December 31, 2019, there was RUB 1,215 ($15.4) of unamortized share-based compensation expense related to unvested Synthetic Options.

Business Unit Equity Awards

The Company finalized the process of restructuring certain of the business units into separate legal structures in its E-commerce, Taxi, Classifieds operating segments in 2016 and its Media Services segment in 2018 (together, the “Participating Subsidiaries”). In connection with this restructuring, and to align the incentives of the relevant employees with the operations of the Participating Subsidiaries, the Company granted 4.4 million equity incentive awards under the 2016 Plan to the senior employees of these business units in total in 2015-2019, which entitle the participants to receive options to acquire redeemable depositary receipts of shares in the respective operating subsidiaries (Note 15) upon the satisfaction of defined vesting criteria (the “Business Unit Equity Awards”), of which 3.3 million remain outstanding as of December 31, 2019. The exercise price of the Business Unit Equity Awards is determined from time to time by the Board and the standard vesting schedule for Business Unit Equity Awards under the 2016 Plan is consistent with Share-Based Awards granted in the Company’s shares. Business Unit Equity Awards and any awards granted to management of the Participating Subsidiaries outside of the 2016 Plan are not to exceed 20% of such Participating Subsidiary’s shares issued and outstanding from time to time.

The Company has recorded share-based compensation expense in respect of Business Equity Awards in the amount of RUB 267, RUB 564 and RUB 421 ($5.3) for the years ended December 31, 2017, 2018 and 2019, respectively.

MLU B.V. 2018 Equity Incentive Plan

MLU B.V., a subsidiary of the Company, grants options and restricted share units (“RSUs”) to the employees of the MLU Group (MLU B.V. and its subsidiaries) pursuant to the MLU B.V. 2018 Equity Incentive Plan (the “2018 Plan”). The 2018 Plan was adopted by the Management Board of MLU B.V. on February 7, 2018. Options issued under the 2018 Plan entitle the holder to acquire depositary receipts over Class A shares of MLU B.V. at a specified exercise price. RSUs awarded under the 2018 Plan entitle the holder to receive a fixed number of depositary receipts over Class A shares of MLU B.V. at no cost upon the satisfaction of certain time-based vesting criteria.

The fair value of MLU B.V. RSUs is measured based on the fair market values of the underlying share on the dates of grant. Since the MLU Group's shares are not publicly traded, it estimated the fair value of its shares on the basis of valuations arrived at by employing the “income approach” and the “market approach” valuation methodologies.

Share-Based Awards granted under the MLU B.V. Plan generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. The maximum term of a Share-Based Award granted under the Plan may not exceed ten years.

MLU Group estimates the fair value of share options using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made under the 2018 Plan in the year ended December 31, 2019 were as follows:

2019
Dividend yield	—
Expected annual volatility	50.00%
Risk-free interest rate	7.76-8.88%
Expected life of the awards (years)	6.06-6.10
Weighted-average grant date fair value of awards (per share)	$131.25

MLU Group used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

●	Expected volatility. MLU Group used historical volatility of Yandex N.V.’s shares.
●	Expected term. The expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Group has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the MLU Group over the expected life of the award as a percentage of the share price at the grant date. MLU Group did not declare any dividends with respect to 2019. Currently, MLU Group does not have any plans to pay dividends in the near term, therefore it used an expected dividend yield of zero in its option pricing model for awards granted in the year ended December 31, 2019.
●	Fair value of ordinary shares. Since the MLU Group's ordinary shares are not publicly traded, it estimated the fair value of its ordinary shares on the basis of valuations arrived at by employing the “income approach” and the “market approach” valuation methodologies.
●	Risk-free interest rate. MLU Group used the risk-free interest rates based on the Russian Ruble Interest Rate Swap yield curve in effect at the grant date.

The following table summarizes share options and RSUs activity for the MLU Group under the Plan:

	Options		RSUs
		Weighted		Weighted
		average exercise		average exercise
	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2018	189	$80.89	114,499	$—
Granted	256,812	211.88	191,214	—
Exercised	(67)	80.89	(6,025)	—
Forfeited	(32)	80.89	(10,586)	—
Cancelled	(77,380)	203.83	(17,560)	—
Outstanding as of December 31, 2019	179,522	$215.28	271,542	$—

The following table summarizes information about outstanding and exercisable share options and RSUs under the MLU Plan as of December 31, 2019:

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
Exercise Price ($)	award	outstanding	Life (in years)	exercisable	Life (in years)
$80.89	Option	97	8.11	97	8.11
$203.83	Option	139,425	9.15	35,996	9.13
$255.51	Option	40,000	9.61	—	—
Total Options		179,522	9.26	36,093	9.12
Total RSUs	RSU	271,542	8.98	64,735	8.66
Total Options and RSUs		451,064	9.09	100,828	8.83

The total intrinsic value of options and RSUs exercised during the years ended December 31, 2018 and 2019 was RUB 25 and RUB 90 ($1.1), respectively.

The total fair value of options and RSUs vested during the years ended December 31, 2018 and 2019 was RUB

209 and RUB 1,405 ($17.8), respectively.

The following table summarizes information about non-vested RSUs under the Plan:

	Options		RSUs
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2017	—	$—	—	$—
Granted	3,397	126.48	137,998	166.00
Vested	(1,078)	137.62	(13,733)	174.27
Forfeited	(2,224)	120.53	(22,282)	172.06
Cancelled	(26)	157.24	—	—
Non-vested as of December 31, 2018	69	$132.54	101,983	$163.40
Granted	256,812	131.25	191,214	218.27
Vested	(36,040)	132.05	(58,244)	179.91
Forfeited	(32)	132.64	(10,586)	193.31
Cancelled	(77,380)	132.07	(17,560)	214.72
Non-vested as of December 31, 2019	143,429	$130.60	206,807	$203.59

MLU Group has recorded share-based compensation expense in respect of RSUs and options under the MLU B.V. 2018 Equity Incentive Plan in the amount of RUB 205 and RUB 1,204 ($15.3) for the years ended December 31, 2018 and 2019, respectively.

As of December 31, 2019, there was RUB 4,985 ($63.2) of unamortized share-based compensation expense related to unvested RSUs and options under MLU B.V. 2018 Equity Incentive Plan which is expected to be recognized over a weighted average period of 3.10 years.

Share-Based Compensation Expense

The Company recognized share-based compensation expense of RUB 4,193, RUB 6,552 and RUB 9,855 ($125.0) for the years ended December 31, 2017, 2018 and 2019, respectively. The Company recognized RUB 62, RUB 104 and RUB 101 ($1.3) in related income tax benefits from Share-Based Awards exercised for the years ended December 31, 2017, 2018 and 2019, respectively.